Capital and reserves	12 Months Ended
Dec. 31, 2024
Capital and reserves
Capital and reserves
12	Capital and reserves

(a)	Share capital

	2024	2023

Number of ordinary shares (issued and paid up):
Balance at the beginning of the year	120,286,627	120,149,921
Exercise of share options (cashless)	136,706	136,706
Balance at the end of the year	120,423,333	120,286,627

As at December 31, 2024 the authorized share capital is comprised of 350,000,001 ordinary shares, with no par value. The holders of ordinary shares are entitled to receive dividends when declared and are entitled to one vote per share at meetings of the Company’s shareholders. All shares rank equally in respect to interests in the Company, including in respect to the Company’s residual assets, except as disclosed in (b) below.

In respect of dividends distributed by the Company to its shareholders, see Note 1(ii)(e).

(b)	Special State Share

The issued and paid-up share capital includes one share which is a Special State Share.

In the framework of privatizing the Company, as concluded in February 2004, all the State of Israel's holdings in the Company (about 48.6%) were acquired by The Israel Corporation (as later transferred to Kenon holdings Ltd.) pursuant to the related agreement. As part of the process, the Company allotted to the State of Israel a Special State Share, so that it could protect the vital interests of the State.

On July 14, 2014 the State and the Company have reached a settlement agreement (the “Settlement Agreement”) that has been validated as a judgment by the Supreme Court. The Settlement Agreement provides, inter alia, that the following arrangement shall apply: State’s consent is required to any transfer of the shares in the Company which confers on the holder a holding of 35% or more of the Company’s share capital. In addition, any transfer of shares which confers on the holders a holding exceeding 24% but not exceeding 35%, shall require a prior notice to the State. To the extent the State determines that the transfer involves a potential damage to the State’s security or any of its vital interests or if the State did not receive the relevant information in order to formulate a decision regarding the transfer, the State shall be entitled to inform, within 30 days, that it objects to the transfer, and it will be required to reason its objection. In such an event, the transferor shall be entitled to approach a competent court on this matter.

In addition, the Company is required to maintain a minimal fleet of 11 vessels, fully owned, either directly or through its subsidiaries. Subject to certain exceptions, any transfer of vessels in violation thereof shall be approved in advance by the State of Israel, pursuant to the related mechanism.

The Special State Share is non-transferable; its rights are described in the new Company’s Articles of Association. Except for the rights attached to the said share, it does not confer upon its holder voting rights or any share capital related rights.

(c)
Share-Based Payment Arrangements

During 2024, 2023 and 2022 the Board of Directors (and when applicable, the General meeting of the Company’s shareholders) approved grants under the Company’s share option plans for employees, officers and directors (see also Note 28(b)), as detailed below:

Grant Date	Number of instruments	Instrument terms	Vesting terms	Contractual life
March 2022 May 2022 August 2022 August 2023 March 2024 November 2024	1,727,443 490,662 107,110 80,868 43,160 34,827	Each option is exercisable into one ordinary share on a cash-less basis.	These options shall vest upon the first, second, third and fourth anniversary, in four equal instalments of 25% each.	5 years
The weighted average of options’ fair value, measured using the Black & Scholes model, and the related measurement inputs used, were as below:
Granted in	November 2024	March 2024	August 2023	August 2022	May 2022	March 2022
Grant date fair value	USD 14.41	USD 4.94	USD 7.06	USD 25.07	USD 26.30	USD 29.72
Share price on grant date	USD 26.10	USD 10.99	USD 14.26	USD 51.86	USD 55.63	USD 68.94
Exercise price	USD 22.71	USD 12.48	USD 13.84	USD 47.78	USD 51.37	USD 68.37
Expected volatility	54.0%	50.5%	50.1%	48.9%	48.4%	47.3%
Expected life	5 years	5 years	5 years	5 years	4.9 years	5 years
Expected dividends (*)	0%	0%	0%	0%	0%	0%
Risk-free interest rate	4.5%	4.1%	4.3%	3.0%	3.0%	1.7%

(*) Options’ exercise price is adjusted in respect of dividend distributions.

Reconciliation of outstanding share options
	2024		2023		2022
	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price	Issuable shares	Weighted average exercise price
Outstanding at the beginning of the period	2,238,787	32.36	2,461,430	37.05	714,322	8.04
Granted during the year	77,987	12.76	80,868	13.84	2,325,215	65.34
Exercised during the year	(136,706)	0.00	(136,706)	0.00	(406,733)	0.00
Forfeited during the year	(79,961)		(166,805)		(171,374)
Outstanding at the end of the period	2,100,107	28.52	2,238,787	32.36	2,461,430	37.1

Exercisable at the end of the period	965,791	29.39	513,115	11.74

The weighted average contractual life of the outstanding options as of December 31, 2024 was 2.33 years.

During the years ended December 31, 2024, 2023 and 2022, the Group recorded expenses related to share-based compensation arrangements of US$ 10.0 million, US$ 17.6 million and US$ 25.8 million, respectively.

(d)	Earnings (loss) per share Basic and diluted earnings (loss) per share:
	2024	2023	2022
	US $ in millions
Profit (loss) attributable to ordinary shareholders used to calculate basic and diluted earnings per share (US $ in millions)	2,147.7	(2,695.6)	4,619.4

Number of outstanding shares at the beginning of the period used to calculate basic earnings per share	120,286,627	120,149,921	119,910,688
Effect of share options	70,688	63,110	101,687

Weighted average number of ordinary shares used to calculate basic earnings per share	120,357,315	120,213,031	120,012,375

Effect of share options	135,110		432,514

Weighted average number of ordinary shares used to calculate diluted earnings per share	120,492,425	120,213,031	120,444,889

In the year ended December 31, 2024, options for 1,930,999 ordinary shares, granted under the Company’s share option plans for employees, officers and directors (see also above) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.